Related Party Transactions (Details) - Schedule of accounts payable - related parties - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties	$ 132,047	$ 63,011
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties	34,043	46,750
Palpito [Member]
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties	98,004	8,504
Qingzhiliangpin [Member]
Related Party Transactions (Details) - Schedule of accounts payable - related parties [Line Items]
Total accounts payable - related parties		$ 7,757